Contract revenues, Anti-Tau Antibody in AD - 2012 Agreement with Genentech (Details) SFr in Thousands	1 Months Ended	3 Months Ended		12 Months Ended				36 Months Ended	127 Months Ended
	Jul. 31, 2016 CHF (SFr)	Dec. 31, 2017 CHF (SFr)	Jun. 30, 2016 CHF (SFr)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 CHF (SFr) payment	Jun. 30, 2012 CHF (SFr)
Contract revenues
Revenue from contracts with customers				SFr 3,935	SFr 0	SFr 15,431
Anti-tau Antibody in AD [Member] | 2012 Agreement with Genentech [Member]
Contract revenues
Period to provide notice of termination of agreement				3 months
Cumulative payments received				SFr 59,000				SFr 59,000	SFr 59,000
Milestone payment received	SFr 14,000	SFr 14,000					SFr 14,000		SFr 42,000
Up-front consideration received										SFr 17,000
Number of milestone payments received | payment									3
Revenue from contracts with customers		SFr 14,000	SFr 14,000					0
Collaborative agreement, Notice of contract termination period in case of material breach of contract				90 days
Anti-tau Antibody in AD [Member] | 2012 Agreement with Genentech [Member] | Minimum
Contract revenues
Total potential collaboration agreement value										SFr 400,000
Anti-tau Antibody in AD [Member] | 2012 Agreement with Genentech [Member] | Maximum
Contract revenues
Total potential collaboration agreement value remaining				SFr 368,500				SFr 368,500	SFr 368,500